Other long-term liabilities	12 Months Ended
Dec. 31, 2024
Other long-term liabilities
Other long-term liabilities

23.Other long-term liabilities

		As at December 31,
	Notes	2023	2024	2024
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	44,470	44,504	6,097
Lease deposit received from hospital		2,000	—	—
Convertible Note	ii)	20,000	20,000	2,740
Others		2,533	3,323	455
		69,003	67,827	9,292
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liabilitiy in the consolidated financial statements as at December 31, 2024 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB44,470 and RMB44,504 (US$6,097) (note 28) as of December 31, 2023 and 2024, respectively.
ii)	Convertible Note

In December 2021, Healthingkon, a subsidiary of the Company, issued RMB20.0 million convertible note (“2021 Convertible Note”) to a single investor. Healthingkon received proceeds of RMB20.0 million on December 7, 2021 with no issuance costs. The Convertible Note bear interest of 4.75% per annum and have terms of 5 years upon the receipt of the principal. As of December 31, 2023 and 2024, 2021 Convertible Note has not been paid or converted into ordinary shares of Healthingkon.

Conversion Features and Rates

The 2021 Convertible Note can be converted, at the holder’s option, into ordinary shares of Healthingkon. The holder has the option to choose when to convert: 1) If the holder choose to convert in the first 3 years upon the receipt of the principal, the 2021 Convertible Note could be converted into 2.5% ordinary shares of Healthingkon; or 2) If the holder choose to convert in the fourth or fifth year upon the receipt of the principal, the 2021 Convertible Note could be converted into the percentage of ordinary shares equal to RMB20,000 divided by the sum of 20,000 and 80% of the fair value of Healthingkon in the latest round of financing at that time.

Contingent Redemption Feature

The outstanding principal and any accrued but unpaid interest at 4.75% will become due and payable in full upon the occurrence of any of events of default.

Accounting for the 2021 Convertible Note

The 2021 Convertible Note was recorded as liability in accordance with ASC 470.

The Group evaluated the embedded conversion feature and determined that it does not qualify for derivative accounting as the underlying ordinary shares which the 2021 Convertible Note could be converted into were not publicly traded nor could they be readily convertible into cash in accordance with ASC 815-15 and ASC 815-40. Therefore, the conversion feature is not required to be bifurcated. In addition, no beneficial conversion feature (“BCF”) was recorded at the issuance date of the 2021 Convertible Note since it is a contingent BCF which should be measured at the commitment date.

The Group further evaluated the embedded Contingent Redemption Feature in accordance with ASC 815 and concluded that it is not required to be bifurcated because it is considered to be clearly and closely related to the debt host, as the Note was not issued at a substantial discount and are redeemable at par. There were no other embedded derivatives that are required to be bifurcated.